Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

16. Related Party Transactions

During the years ended December 31, 2014, 2015 and 2016, there were related party transactions with a shareholder and an equity investee as follows:

	2014		2015		2016
	(In millions of Korean Won)
Sales to related parties	~~W~~	11,441	~~W~~	9,454	~~W~~	10,667
Purchases from related parties		599		226		39
Amounts due from related parties		1,365		1,261		1,116
Amounts due to related parties		5,111		4,712		3,025

Due to the disposal of equity investments in Gravity EU SAS, in November 2014, the related party relationships between the Company and the equity investees was discontinued. Therefore, the transactions with Gravity EU SAS that occurred before the disposal of the equity investments were included in the related party transactions. Sales to Gravity EU SAS were ~~W~~237 million in 2014.

Zerodiv Inc. has been excluded from the coverage of GungHo Online Entertainment, Inc.’s consolidation as a result of the sale of all of its shares on December 1, 2015. Therefore, the related party relationship between the Company and Zerodiv Inc. was discontinued and the transactions with Zerodiv Inc. that occurred before the sales date were included in the related party transactions.

Gravity Middle East & Africa FZ LLC was excluded from the consolidation during the year ended December 31, 2015 due to liquidation.